Non-Controlling Interests (Tables)	12 Months Ended
Aug. 31, 2017
Noncontrolling Interest [Abstract]
Summary of Changes in Non-Controlling Interests

The following table summarizes the changes in non-controlling interests from September 1, 2014 through August 31, 2017.

	GCGS	HCGS	PCBS	CGBS	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance at September 1, 2014	(13,308)	(4,824)	5,014	10,809	(177)	(2,486)
Capital injection from non-controlling interest Shareholders	—	—	—	—	7,862	7,862
Loss (income) attributable to non-controlling interests	512	(1,883)	(953)	1,829	661	166
Balance at August 31, 2015	(12,796)	(6,707)	4,061	12,638	8,346	5,542
Loss (income) attributable to non-controlling interests	12,467	2,538	4,322	4,443	15,520	39,290
Balance at August 31, 2016	(329)	(4,169)	8,383	17,081	23,866	44,832
Capital injection from non-controlling interest shareholders	—	—	—	—	3,600	3,600
Income attributable to non-controlling interests	9,638	1,613	2,249	100	6,159	19,759
Acquisition of additional interest in subsidiaries of non-controlling interests**	(9,309)	2,556	(10,632)	(17,181)	(30,300)	(64,866)
Balance at August 31, 2017	—	—	—	—	3,325	3,325